COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Accounts payable and accrued expenses
	2019	2018
Accounts payable:
Related parties (1)	$1,022,036	$741,577
General operating	3,269,735	3,036,601
Credit card balances	258,647	246,949
Accrued interest on debt	642,258	306,319
Accrued expenses	565,990	33,062
Taxes and fees payable	633,357	629,462
Total	$6,392,023	$4,993,970

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

	2018	2017
Accounts payable:
Related parties (1)	$741,577	$216,732
General operating	3,037,601	2,040,947
Credit card balances	246,949	95,689
Accrued expenses;	33,063	25,958
Taxes and fees payable	629,462	21,702
Total	$4,687,652	$2,401,028

(1)	Relates to amounts due to management and members of the Board of Directors according to verbal and written agreements that have not been paid as of period end.

Lease term and discount rate
Weighted average lease term	6 years
Discount Rate	12%

Maturity of lease liabilities
For the years ended
2019- remaining	$623,978
2020	1,994,924
2021	1,331,810
2022	832,664
2023	316,946
Thereafter	193,175
Total lease payments	$5,293,497
Less imputed interest	(1,009,610)
Present value of minimum lease payments	$4,283,887

Future minimum lease payments
Obligation	2019	In Default	Accrued Interest	Total
Telecom Equipment Finance (1)	$449,103	—	170,440	$619,543
Telecommunications Equipment (2)	—	101,347	36,903	138,250
Production Equipment Lease (3)	—	—	—	—
Total	$449,103	101,347	207,343	$757,793

(1) The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due February 28, 2020, as amended.

(2) The Telecommunications Equipment Lease requires payments of $3,702 per month and is in default. See discussion below in Other Commitments and Contingencies. In December 2017, the Company learned that the telecommunications equipment lease identified herein for $101,347 was included in a default judgement in a non-jurisdictional state of Pennsylvania for $169,474 from a lawsuit by the lessor. Management is working with the lessor to settle this matter including a proposal for the equipment to be returned to the lessor and then a negotiated amount for any deficiency between the value given for the retired equipment and the $101,347. When concluded, management does not believe the results will be significantly different than the liability of $101,347 and accrued fees and interest of $36,903 recorded.

(3) The Production Equipment Lease, maturing on April 15, 2019, required payments of $2,535 per month and includes imputed interest at 8.5%. The lease was entered into in 2015 for the purchase of equipment in the amount of approximately $120,000.

Obligation	2019	In Default	Total
Telecom Equipment Finance (1)	$449,103	—	$449,103
Telecommunications Equipment Lease (2)	—	101,347	101,347
Production Equipment Lease (3)	10,357	—	10,357
Total	$459,460	101,347	$560,807

(1) The Telecom Equipment Lease is with an entity owned and controlled by shareholders of the Company and is due August 31, 2019, as amended.

(2) The Telecommunications Equipment Lease requires payments of $3,702 per month and is in default. See discussion below in Other Commitments and Contingencies. In December 2017, the Company learned that the telecommunications equipment lease identified herein for $101,348 was included in a default judgement in a non-jurisdictional state of Pennsylvania for $169,474 from a lawsuit by the lessor. Management is working with the lessor to settle this matter including a proposal for the equipment to be returned to the lessor and then a negotiated amount for any deficiency between the value given for the retired equipment and the $101,348. When concluded, management does not believe the results will be significantly different than the liability of $101,348 and accrued fees and interest of $27,070 recorded.

(3) The Production Equipment Lease, maturing on April 15, 2019, required payments of $2,535 per month and includes imputed interest at 8.5%. The lease was entered into in 2015 for the purchase of equipment in the amount of approximately $120,000 (see Note 2).